Condensed Financial Information of the Company - Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	¥ 49,455,986	$ 7,579,464	¥ 58,775,052	¥ 52,324,310
Cash flows used in investing activities	19,757,636	3,027,989	(34,739,000)	(2,636,644)
Cash flows provided by financing activities	126,789,807	19,431,388	(1,961,532)	(82,047,964)
Effect of exchange rate changes on cash	(7,956,640)	(1,219,408)
Net (decrease)/increase in cash and cash equivalents	188,046,789	28,819,433	22,074,520	(32,360,298)
Cash and cash equivalents at the beginning of year	24,722,917	3,788,953	2,648,397	35,008,695
Cash and cash equivalents at the end of year	212,769,706	32,608,386	24,722,917	2,648,397
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities
Cash flows used in investing activities	(653,250)	(100,115)
Cash flows provided by financing activities	208,718,163	31,987,458
Effect of exchange rate changes on cash	(7,956,640)	(1,219,408)
Net (decrease)/increase in cash and cash equivalents	200,108,273	30,667,935
Cash and cash equivalents at the beginning of year
Cash and cash equivalents at the end of year	¥ 200,108,273	$ 30,667,935